LOSS PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Net loss available for common shareholders						$ (7,150,712)	$ (10,515,124)
Net Loss per share - basic and diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.01	$ 0.02	$ 0.03	$ 0.01	$ 0.03
Weighted average common shares outstanding-basic						576,091,498	376,833,809
Weighted average common shares outstanding diluted					839,583,895	692,328,470	376,833,809